Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of product warranty [Abstract]
Balance at beginning of the year	$ 18,416	$ 16,565
Provided during the year	3,477	3,501
Utilized during the year	(2,537)	(1,650)
Balance at end of the year	19,356	18,416
Product warranty – current	4,296	3,723
Product warranty – non-current	$ 15,060	$ 14,693